UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07850

                                                             PNC Advantage Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                                     Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:  February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C   A d v a n t a g e   F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

Cl — Class

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on February 28, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

SBPA — Standby Bond Purchase Agreement

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2015, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.
1

P N C   A d v a n t a g e   I n s t i t u t i o n a l   G o v e r n m e n t   M o n e y   M a r k e t   F u n d

S C H E D U L E    O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.3%
Federal Farm Credit Bank — 4.7%
Federal Farm Credit Bank
0.500%, 05/01/15	$610	$611
0.230%, 06/10/15	900	900
Federal Farm Credit Bank (DN)
0.130%, 07/10/15	383	383
Federal Farm Credit Bank (FRN)
0.080%, 03/09/15	700	700
0.090%, 05/08/15	1,000	1,000
0.200%, 08/03/15	700	700

		4,294

Federal Home Loan Bank — 28.1%
Federal Home Loan Bank
2.750%, 03/13/15	1,045	1,046
0.125%, 04/29/15	700	700
2.875%, 06/12/15	875	882
Federal Home Loan Bank (DN)
0.070%, 03/17/15	3,400	3,400
0.092%, 03/18/15	700	700
0.087%, 03/25/15	2,600	2,600
0.065%, 03/27/15	900	900
0.065%, 03/30/15	1,100	1,100
0.065%, 04/02/15	500	500
0.080%, 04/08/15	700	700
0.100%, 04/21/15	1,000	1,000
0.060%, 04/28/15	3,800	3,799
0.075%, 04/29/15	800	800
0.130%, 07/08/15	700	700
0.170%, 07/29/15	800	799
0.132%, 08/05/15	2,270	2,269
0.170%, 09/09/15	1,500	1,498
0.155%, 09/09/15	800	799
0.221%, 12/04/15	800	799
Federal Home Loan Bank (FRN)
0.122%, 04/14/15	700	700

		25,691

Federal Home Loan Mortgage Corporation — 11.1%
Federal Home Loan Mortgage Corporation
0.350%, 03/18/15	500	500
0.500%, 08/28/15	1,190	1,192
Federal Home Loan Mortgage Corporation (DN)
0.080%, 03/06/15	600	600
0.090%, 03/12/15	200	200
0.075%, 03/19/15	500	500
0.095%, 04/21/15	1,000	1,000
0.085%, 04/27/15	750	750
0.065%, 04/27/15	500	500
0.050%, 05/04/15	300	300
0.060%, 05/11/15	800	800
0.060%, 05/12/15	800	800
0.085%, 05/19/15	900	900
0.060%, 05/27/15	450	450
0.075%, 07/10/15	400	400
0.115%, 08/21/15	450	449
0.241%, 12/07/15	830	828

		10,169

	Par (000)	Value (000)
Federal National Mortgage Association — 17.4%
Federal National Mortgage Association
0.375%, 03/16/15	$1,000	$1,000
0.500%, 05/27/15	1,000	1,001
Federal National Mortgage Association (DN)
0.100%, 03/02/15	500	500
0.090%, 03/02/15	1,650	1,650
0.080%, 03/02/15	500	500
0.090%, 03/04/15	700	700
0.075%, 03/16/15	200	200
0.065%, 03/16/15	400	400
0.070%, 04/01/15	410	410
0.042%, 04/15/15	495	495
0.060%, 04/16/15	300	300
0.100%, 05/01/15	600	600
0.055%, 05/01/15	521	521
0.074%, 05/06/15	400	400
0.045%, 05/13/15	1,500	1,500
0.100%, 05/21/15	2,000	1,999
0.060%, 06/02/15	800	800
0.125%, 07/29/15	366	366
0.075%, 08/03/15	450	450
0.114%, 08/05/15	800	799
0.115%, 08/12/15	800	799
0.150%, 09/01/15	500	500

		15,890

Total U.S. Government Agency Obligations (Cost $56,044)		56,044

U.S. TREASURY OBLIGATION — 1.7%
U.S. Treasury Note — 1.7%
0.065%, 01/31/16 (FRN)	1,600	1,600

Total U.S. Treasury Obligation (Cost $1,600)		1,600

	Number of Shares
MONEY MARKET FUND — 0.5%
Invesco Government & Agency Portfolio	500,000	500

Total Money Market Fund (Cost $500)		500

See Notes to Schedules of Investments.
2

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 38.4%

Goldman Sachs & Co.

0.060% (dated 02/27/15, due 03/02/15,repurchase price $8,000,040, collateralized by Federal National Mortgage Association Bonds, 4.112% to 5.500%, due 07/01/21 to 04/01/44,total value $8,160,001)	$8,000	$8,000
HSBC Securities USA

0.040% (dated 02/27/15, due 03/02/15,repurchase price $6,000,020, collateralized by Federal Home Loan Mortgage Corporation Bond, 3.500%, due 10/01/26, total value $6,120,009) (A)	6,000	6,000

0.050% (dated 02/27/15, due 03/02/15,repurchase price $6,000,025, collateralized by U.S. Treasuty Note, 2.375%, due 12/31/20,total value $6,123,816) (A)	6,000	6,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 02/27/15, due 03/02/15,repurchase price $8,099,047, collateralized by Federal Farm Credit Bond and Federal National Mortgage Association Bond, 0.875% to 2.980%, due 10/26/17 to 12/30/27, total value $8,261,965)	8,099	8,099

	Par (000)	Value (000)
Toronto Dominion Securities LLC

0.080% (dated 02/27/15, due 03/02/15,repurchase price $7,000,047, collateralized by Federal National Mortgage Association Bond, U.S. Treasury Bond and U.S. Treasury Note, 1.750% to 4.500%, due 05/31/16 to 09/01/44,total value $7,140,001)	$7,000	$7,000

Total Repurchase Agreements (Cost $35,099)		35,099

TOTAL INVESTMENTS — 101.9% (Cost $93,243)*		93,243

Other Assets & Liabilities — (1.9)%		(1,774)

TOTAL NET ASSETS — 100.0%		$91,469

*	Also cost for Federal income tax purposes.
(A)	Total value of HSBC Securities USA Repurchase Agreements is $12,000 (000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$500	$–	$–	$500

Repurchase Agreements	–	35,099	–	35,099

U.S. Government Agency Obligations	–	56,044	–	56,044

U.S. Treasury Obligation	–	1,600	–	1,600

Total Assets - Investments in Securities	$500	$92,743	$–	$93,243

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.
3

P N C    A d v a n t a g e    I n s t i t u t i o n a l   M o n e y   Ma r k e t   F u n d

SC H E D U L E   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.3%
Automotive — 2.6%
CarMax Auto Owner Trust,
Series 2014-4, Cl A1
0.210%, 11/16/15	$4,657	$4,657
CarMax Auto Owner Trust,
Series 2015-1, Cl A1
0.250%, 03/15/16	8,350	8,350
Fifth Third Auto Trust,
Series 2014-3, Cl A1
0.210%, 05/16/15	4,722	4,722
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Cl A1
0.200%, 07/15/15 144A	99	99
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	3,653	3,653
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	9,640	9,640
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Cl A1
0.200%, 10/20/15	5,159	5,159
World Omni Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 03/15/16	4,620	4,620
		40,900

Equipment — 0.7%
CNH Equipment Trust,
Series 2014-C, Cl A1
0.200%, 06/15/15	8,914	8,914
GE Equipment Midticket LLC,
Series 2014-1, Cl A1
0.200%, 09/22/15	1,594	1,594
		10,508

Total Asset-Backed Securities (Cost $51,408)		51,408

CERTIFICATES OF DEPOSIT — 9.1%
Yankee — 9.1%
Bank of Tokyo-Mitsubishi
0.160%, 03/25/15	9,500	9,500
Canadian Imperial Bank of Commerce NY
0.130%, 04/13/15	6,500	6,500
0.140%, 05/28/15	7,150	7,150
Canadian Imperial Bank of Commerce NY (FRN)
0.195%, 05/05/15	10,000	10,000
0.335%, 05/26/15	9,400	9,400
Credit Suisse NY
0.220%, 03/04/15	6,000	6,000
DnB Bank ASA NY
0.100%, 03/04/15	11,000	11,000
0.100%, 03/12/15	6,500	6,500
Nordea Bank Finland NY
0.160%, 04/27/15	6,500	6,500
0.160%, 05/11/15	7,000	7,000
Svenska Handelsbanken
0.185%, 03/19/15	8,000	8,000

	Par (000)	Value (000)
Toronto Dominion NY
0.140%, 03/05/15	$18,000	$18,000
0.180%, 04/07/15	13,000	13,000
0.300%, 08/10/15	11,000	11,000
Westpac Banking
0.242%, 03/13/15	12,000	12,000

		141,550

Total Certificates of Deposit (Cost $141,550)		141,550

ASSET-BACKED COMMERCIAL PAPER† — 19.9%
Financial Services — 19.9%
Alpine Securitization
0.130%, 03/03/15	6,500	6,500
0.160%, 03/31/15	7,000	6,999
0.220%, 05/12/15	20,000	19,991
Bedford Row Funding
0.130%, 03/16/15	6,000	6,000
Ciesco LLC
0.170%, 03/03/15	4,000	4,000
0.180%, 06/04/15	6,000	5,997
Collateralized CP LLC
0.150%, 03/02/15	15,000	15,000
0.130%, 03/09/15	10,000	10,000
0.170%, 03/13/15	8,500	8,499
Erste Abwicklungsanstalt
0.190%, 04/15/15	6,000	5,999
Fairway Finance LLC
0.170%, 03/09/15	7,000	7,000
0.150%, 03/17/15	15,671	15,670
0.190%, 05/06/15	14,000	13,995
Gotham Funding
0.160%, 03/02/15	9,000	9,000
0.170%, 03/09/15	14,000	13,999
Liberty Street Funding LLC
0.120%, 03/05/15	1,000	1,000
2.801%, 03/06/15	6,500	6,500
0.170%, 04/06/15	33,000	32,994
0.180%, 05/01/15	5,000	4,998
Matchpoint Master Trust
0.200%, 03/09/15	10,000	10,000
Nieuw Amsterdam Receivables
0.150%, 03/13/15	6,000	6,000
0.170%, 04/08/15	15,000	14,997
0.150%, 04/10/15	3,400	3,399
0.150%, 04/17/15	20,000	19,996
0.180%, 05/20/15	2,000	1,999
Old Line Funding LLC
0.220%, 03/13/15	13,000	12,999
0.170%, 03/16/15	6,000	6,000
Sheffield Receivables
0.160%, 03/24/15	12,000	11,999
0.230%, 04/24/15	6,000	5,998
0.230%, 04/29/15	6,000	5,998
Thunder Bay Funding LLC
0.200%, 04/29/15	5,000	4,998

See Notes to Schedules of Investments.
4

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
Victory Receivables
0.150%, 03/03/15	$7,200	$7,200
0.150%, 03/10/15	3,800	3,800

Total Asset-Backed Commercial Paper (Cost $309,524)		309,524

COMMERCIAL PAPER† — 33.0%
Banks — 15.4%
Abbey National North America
0.150%, 03/13/15	6,000	6,000
0.240%, 04/13/15	8,250	8,248
0.250%, 04/14/15	4,000	3,999
Australia & New Zealand Banking Group
0.170%, 03/23/15	6,000	5,999
0.140%, 04/13/15	3,000	2,999
0.150%, 04/16/15	12,700	12,697
0.160%, 04/27/15	5,500	5,499
0.160%, 04/30/15	5,000	4,999
BNP Paribas Finance
0.040%, 03/02/15	5,000	5,000
0.100%, 03/06/15	12,000	12,000
Commonwealth Bank of Australia
1.950%, 03/16/15	6,900	6,904
0.250%, 07/06/15	20,000	19,982
Credit Suisse NY
0.190%, 03/13/15	3,700	3,700
0.220%, 04/13/15	8,250	8,248
DnB Bank ASA
0.120%, 04/17/15	9,000	8,999
0.170%, 05/11/15	6,500	6,498
0.205%, 06/09/15	6,500	6,496
HSBC USA
0.190%, 03/13/15	12,000	11,999
0.170%, 04/02/15	6,000	5,999
0.270%, 07/02/15	10,000	9,991
0.250%, 07/17/15	19,500	19,481
0.343%, 02/17/16	7,250	7,250
Rabobank USA Financial
0.230%, 03/02/15	10,000	10,000
Standard Chartered Bank
0.240%, 04/06/15	14,000	13,997
Svenska Handelsbanken
0.190%, 03/16/15	7,500	7,499
0.220%, 03/23/15	1,500	1,500
0.175%, 05/20/15	7,000	6,997
Toronto Dominion Holdings
0.180%, 03/27/15	9,000	8,999
UBS Finance
0.150%, 03/31/15	8,000	7,999

		239,978

Energy — 3.6%
Chevron
0.140%, 03/16/15	5,500	5,500
Exxon Mobil
0.070%, 03/11/15	50,000	49,999

		55,499

	Par (000)	Value (000)

Financial Services — 4.5%
CPPIB Capital
0.140%, 03/05/15	$5,000	$5,000
0.130%, 03/10/15	7,000	7,000
0.120%, 04/09/15	6,500	6,499
JPMorgan Securities
0.311%, 06/15/15	13,500	13,488
Novartis Finance
0.100%, 03/20/15	9,500	9,499
Toyota Credit Canada
0.190%, 03/19/15	6,000	5,999
0.170%, 03/25/15	4,000	4,000
Toyota Motor Credit
0.140%, 03/03/15	4,000	4,000
0.160%, 03/04/15	6,000	6,000
0.160%, 04/20/15	2,214	2,213
0.170%, 04/30/15	6,500	6,498

		70,196

Healthcare — 2.8%
Abbott Laboratories
0.090%, 03/06/15	8,500	8,500
Catholic Health Initiatives
0.180%, 03/03/15	4,000	4,000
0.180%, 04/01/15	8,800	8,799
0.180%, 04/08/15	6,000	5,999
0.220%, 05/05/15	4,000	3,998
Eli Lilly
0.140%, 03/16/15	6,000	6,000
0.150%, 03/25/15	6,000	5,999

		43,295

Insurance — 3.1%
Metlife Short-Term Funding
0.140%, 03/06/15	4,000	4,000
0.120%, 03/16/15	13,000	13,000
0.130%, 03/23/15	4,000	4,000
0.130%, 03/27/15	7,000	6,999
0.000%, 03/30/15	6,500	6,499
0.130%, 03/30/15	7,500	7,499
New York Life Capital
0.120%, 04/06/15	6,000	5,999

		47,996

Other — 1.0%
Colgate Palmolive
0.090%, 03/10/15	10,000	10,000
Walmart Stores
0.060%, 03/09/15	5,500	5,500

		15,500

Sovereign Agency — 2.6%
Kreditansalt FurWiederaufbau International Finance (Germany)
0.140%, 04/10/15	6,000	5,999
0.145%, 05/22/15	24,100	24,092
0.150%, 05/22/15	6,000	5,998
0.150%, 05/29/15	5,000	4,998

		41,087

Total Commercial Paper (Cost $513,551)		513,551

See Notes to Schedules of Investments.
5

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 1.6%
Banks — 1.6%
Nordea Bank Finland NY
0.140%, 03/31/15	$8,000	$8,000
US Bancorp (MTN)
2.450%, 07/27/15	3,380	3,409
Wells Fargo Bank NA (FRN)
0.219%, 03/02/15	6,000	6,000
Wells Fargo Bank NA (MTN) (FRN)
0.331%, 02/12/16	8,000	8,000

Total Corporate Bonds (Cost $25,409)		25,409

FUNDING AGREEMENT — 0.7%
New York Life Funding Agreement
0.255%, 06/12/15 (A)	11,000	11,000

Total Funding Agreement (Cost $11,000)		11,000

MUNICIPAL SECURITIES — 5.2%
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series V-1 (VRDN)
0.010%, 03/06/15	7,800	7,800

Mississippi — 0.9%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN)
0.010%, 03/06/15	6,000	6,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series E (VRDN)
0.010%, 03/02/15	8,000	8,000

		14,000

Ohio — 1.8%
Ohio State (GO) Series B (VRDN)
0.010%, 03/06/15	10,300	10,300
Ohio State Common Schools (GO) Series B (VRDN)
0.010%, 03/06/15	3,555	3,555
Ohio State University (RB) Series B (VRDN)
0.010%, 03/06/15	14,115	14,115

		27,970

Texas — 1.3%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.010%, 03/02/15	3,790	3,790
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.020%, 03/02/15	1,100	1,100

	Par (000)	Value (000)
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.020%, 03/06/15	$ 14,500	$14,500

		19,390

Virginia — 0.7%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.010%, 03/06/15	5,100	5,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series F (VRDN)
0.010%, 03/06/15	5,700	5,700

		10,800

Total Municipal Securities (Cost $79,960)		79,960

U.S. GOVERNMENT AGENCY OBLIGATION — 0.3%
Federal National Mortgage Association — 0.3%
Federal National Mortgage Association (DN)
0.150%, 07/01/15	4,092	4,090

Total U.S. Government Agency Obligation (Cost $4,090)		4,090

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes — 1.4%
0.250%, 03/31/15	8,000	8,001
0.073%, 10/31/16	13,700	13,695

Total U.S. Treasury Obligations (Cost $21,696)		21,696

	Number of Shares
MONEY MARKET FUND — 1.9%
BlackRock Liquidity Funds TempFund Portfolio††	30,000,000	30,000

Total Money Market Fund (Cost $30,000)		30,000

See Notes to Schedules of Investments.
6

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 22.1%

Goldman Sachs & Co.

0.060% (dated 02/27/15, due 03/02/15, repurchase price $68,000,340, collateralized by Federal National Mortgage Association Bonds, U.S. Treasury Bills, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 9.125%, due 03/31/15 to 11/15/44, total value $69,360,099)	$68,000	$ 68,000

HSBC Securities USA

0.050% (dated 02/27/15, due 03/02/15, repurchase price $37,000,154, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.000% to 8.000%, due 07/01/25 to 11/01/44, total value $37,742,770) (B)

0.040% (dated 02/27/15, due 03/02/15, repurchase price $23,000,077, collateralized by U.S. Treasury Bond, 6.500%, due 11/15/26, total value $23,466,986) (B)

	37,000 23,000	37,000 23,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 02/27/15, due 03/02/15, repurchase price $147,000,858, collateralized by Government National Mortgage Associaton Bonds, 3.000% to 4.500%, due 11/20/42 to 02/20/45, total value $149,940,001)	147,000	147,000

Toronto Dominion Securities LLC

0.080% (dated 02/27/15, due 03/02/15, repurchase price $68,000,453, collateralized by Federal Home Loan Bank Bonds, Federal Farm Credit Bank Bond, Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and U.S. Treasury Note, 0.159% to 7.250%, due 03/30/16 to 05/15/30, total value $69,360,355)	68,000	68,000

Total Repurchase Agreements (Cost $343,000)		343,000

TOTAL INVESTMENTS — 98.5% (Cost $1,531,188)*		1,531,188

Other Assets & Liabilities — 1.5%		22,952

TOTAL NET ASSETS — 100.0%		$1,554,140

* Also cost for Federal income tax purposes.

† The rate shown is the effective yield at purchase date.

†† Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

(A)	Illiquid Security. Total value of illiquid securities is $11,000 (000) and represents 0.7% of net assets as of February 28, 2015.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $60,000 (000).
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $99 (000) and represents 0.0% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.
7

P N C   A d v a n t a g e   I n s t i t u t i o n a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$309,524	$–	$309,524

Asset-Backed Securities	–	51,408	–	51,408

Certificates of Deposit	–	141,550	–	141,550

Commercial Paper	–	513,551	–	513,551

Corporate Bonds	–	25,409	–	25,409

Funding Agreement	–	11,000	–	11,000

Money Market Fund	30,000	–	–	30,000

Municipal Securities	–	79,960	–	79,960

Repurchase Agreements	–	343,000	–	343,000

U.S. Government Agency Obligation	–	4,090	–	4,090

U.S. Treasury Obligations	–	21,696	–	21,696

Total Assets - Investments in Securities	$30,000	$1,501,188	$–	$1,531,188

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.
8

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k et   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 36.2%
U.S. Treasury Bills† — 7.2%
0.032%, 04/02/15	$4,000	$4,000
0.080%, 04/30/15	2,000	2,000
0.138%, 10/15/15	2,000	1,998
0.195%, 12/10/15	1,900	1,897

		9,895

U.S. Treasury Notes — 29.0%
0.375%, 03/15/15	1,500	1,500
0.250%, 03/31/15	7,300	7,301
0.250%, 05/15/15	1,000	1,000
0.250%, 07/15/15	8,000	8,004
0.250%, 07/31/15	4,400	4,402
0.250%, 08/15/15	9,650	9,656
0.073%, 10/31/16	3,000	2,999
0.065%, 01/31/16	3,300	3,300
0.089%, 04/30/16	1,500	1,500

		39,662

Total U.S. Treasury Obligations (Cost $49,557)		49,557

	Number of Shares
MONEY MARKET FUND — 1.6%
Invesco Treasury Portfolio	2,166,751	2,167

Total Money Market Fund (Cost $2,167)		2,167

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 60.6%

Goldman Sachs & Co.

0.020% (dated 02/27/15, due 03/02/15, repurchase price $8,000,013, collateralized by U.S. Treasury Bill and U.S. Treasury Note, 0.000% to 4.750%, due 04/30/15 to 11/30/18, total value $8,160,002)	$ 8,000	$ 8,000

HSBC Securities USA

0.040% (dated 02/27/15, due 03/02/15, repurchase price $20,000,067, collateralized by U.S. Treasury Bond, 6.500%, due 11/15/26, total value $20,401,910)	20,000	20,000

Merrill Lynch Pierce Fenner and Smith

0.050% (dated 02/27/15, due 03/02/15, repurchase price $25,000,104, collateralized by U.S. Treasury Inflation Bond, 2.125%, due 02/15/41, total value $25,500,051)	25,000	25,000

Toronto Dominion Securities LLC

0.070% (dated 02/27/15, due 03/02/15, repurchase price $30,000,175, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 0.250% to 4.375%, due 08/15/15 to 02/15/44, total value $30,600,056)	30,000	30,000

Total Repurchase Agreements (Cost $83,000)		83,000

TOTAL INVESTMENTS — 98.4% (Cost $134,724)*		134,724

Other Assets & Liabilities — 1.6%		2,230

TOTAL NET ASSETS — 100.0%		$136,954

* Also cost for Federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.
9

P N C   A d v a n t a g e   I n s t i t u t i o n a l   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Fund	$2,167	$–	$–	$2,167

Repurchase Agreements	–	83,000	–	83,000

U.S. Treasury Obligations	–	49,557	–	49,557

Total Assets - Investments in Securities	$2,167	$132,557	$–	$134,724

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.
10

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   S C H E D U L E S   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

1. Fund Organization

PNC Advantage Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Trust currently offers three diversified investment portfolios, PNC Advantage Institutional Government Money Market Fund, PNC Advantage Institutional Money Market Fund and PNC Advantage Institutional Treasury Money Market Fund (individually, a “Fund”, collectively, the “Funds”).

2. Significant Accounting Policies

The preparation of Schedules of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on February 28, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments Valued at Amortized Cost and Funding and Repurchase Agreements Valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

11

P N C   A d v a n t a g e   F u n d s

N O T E S   T O   S C H E D U L E S   O F   I N V E S T M E N T S

F e b r u a r y   2 8 ,   2 0 1 5   ( U n a u d i t e d )

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. The Funds did not have any transfers between Levels during the nine-month period ended February 28, 2015.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with a value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, a Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

Institutional Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Affiliated Fund

The PNC Financial Services Group, Inc. owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of PNC Capital Advisors, LLC (the “Adviser”). The PNC Advantage Institutional Money Market Fund invests in the BlackRock Liquidity Funds TempFund Portfolio, details of which are included in the Funds’ Schedule of Investments. The amount invested in the BlackRock Funds remained unchanged during the nine-month period ended February 28, 2015.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

12

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, and third party insurance.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

13

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Advantage Funds

By (Signature and Title)* /s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)
Date April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jennifer Spratley

Jennifer Spratley, President
(principal executive officer)
Date April 24, 2015
By (Signature and Title)* /s/ John Kernan
John Kernan, Treasurer
(principal financial officer)
Date April 24, 2015

* Print the name and title of each signing officer under his or her signature.